SELLING, GENERAL AND ADMINISTRATIVE EXPENSES (Tables)	12 Months Ended
Dec. 31, 2018
Analysis of income and expense [abstract]
Schedule of selling, general and administrative expense

	Year ended December 31,
	2018	2017	2016

Services and fees (1)	76,066	86,990	65,965
Labor cost	241,552	229,529	193,118
Depreciation of property, plant and equipment	13,561	12,345	13,589
Amortization of intangible assets	93,842	78,264	38,427
Maintenance and expenses	5,096	5,038	3,092
Taxes	95,072	98,786	90,166
Office expenses	35,663	35,922	36,223
Freight and transportation	300,676	259,898	234,801
Increase of allowance for doubtful accounts	1,629	685	288
Others	13,607	16,790	12,273

Selling, general and administrative expenses	876,764	824,247	687,942

(1) For the year ended December 31, 2018, it includes fees accrued for professional services rendered by PwC to Ternium S.A. and its subsidiaries that amounted to $4,704, including $3,937 for audit services, $61 for audit-related services, $281 for tax services and $425 for all other services.
For the year ended December 31, 2017, it includes fees accrued for professional services rendered by PwC to Ternium S.A. and its subsidiaries that amounted to $3,501, including $2,863 for audit services, $91 for audit-related services, $229 for tax services and $318 for all other services.
For the year ended December 31, 2016, it includes fees accrued for professional services rendered by PwC to Ternium S.A. and its subsidiaries that amounted to $3,385, including $2,869 for audit services, $99 for audit-related services, $251 for tax services and $166 for all other services.